Other Income and Expenses	12 Months Ended
Dec. 31, 2022
Disclosure of other operating income (expense) [Abstract]
Other Income and Expenses
37.	Other Income and Expenses

(1)	Other income for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Reversal of other provisions	￦	25,826	15,548	15,265
Reversal of other allowance for doubtful accounts		2,465	98	37
Gains on government grants		269	458	301
Gains on assets contributed		24,324	9,347	1,953
Gains on liabilities exempted		1,314	1,830	1,181
Compensation and reparations revenue		95,407	104,826	89,638
Revenue from foundation fund		—	1	3
Revenue from research contracts		4,001	5,996	8,191
Income related to transfer of assets from customers		643,477	661,212	711,839
Rental income		193,567	204,123	208,064
Others		45,798	30,694	59,017

	￦	1,036,448	1,034,133	1,095,489

(2)	Details of “others” included in other income for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Refund of claim for rectification	￦	11,880	7,274	701
Adjustment of research project		2,150	7,638	—
Maintenance expenses on lease building		2,785	160	125
Training expenses		3,852	1,739	1,684
Deposit redemption		314	378	12
Reversal of expenses on litigation		620	991	1,920
Revenue on royalty fee		—	173	455
Reimbursement of insurance fee		22	1	—
Gains on guarantee contracts		134	27	22
Others		24,041	12,313	54,098

	￦	45,798	30,694	59,017

(3)	Other expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Compensation and indemnification expense	￦	11,959	663	36
Accretion expenses of other provisions		17,991	2,711	1,138
Depreciation expenses on investment properties		1,453	1,386	486
Depreciation expenses on idle assets		6,604	3,621	3,635
Other bad debt expense		32,503	49,372	6,400
Donations		316,981	152,456	131,037
Others		30,229	47,723	69,418

	￦	417,720	257,932	212,150

(4)	Details of “others” included in other expenses for the years ended December 31, 2020, 2021 and 2022 are as follows:

		2020	2021	2022
		In millions of won
Operating expenses related to the idle assets	￦	46	44	1,683
Research grants		91	109	562
Expenses related to farming and fishing village supports		16,115	17,065	11,272
Expenses related to Operating of a fitness center		5,101	6,948	8,370
Expenses on adjustment of research and development grants		720	2,241	260
Taxes and dues		253	119	31,985
Expenses on R&D supports		242	861	48
Others		7,661	20,336	15,238

	￦	30,229	47,723	69,418